UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2017

Date of reporting period:	January 31, 2017

Item 1. Schedule of Investments:

Putnam Absolute Return 100 Fund

The fund's portfolio
1/31/17 (Unaudited)

CORPORATE BONDS AND NOTES (35.4%)(a)
			Principal amount	Value

Banking (8.2%)

ABN Amro Bank NV 144A sr. unsec. FRN 1.664%, 1/18/19 (Netherlands)			$1,125,000	$1,124,973

ANZ New Zealand Intl., Ltd./London 144A company guaranty sr. unsec. FRN 2.038%, 1/25/22 (United Kingdom)			1,500,000	1,501,440

Bank of America Corp. sr. unsec. unsub. notes 2.00%, 1/11/18			1,159,000	1,162,951

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 2.151%, 11/9/20			535,000	526,135

Bank of Nova Scotia (The) sr. unsec. unsub. notes 1.375%, 12/18/17 (Canada)			430,000	429,618

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. unsub. notes 1.20%, 3/10/17 (Japan)			430,000	430,056

BNP Paribas SA company guaranty sr. unsec. unsub. bonds Ser. MTN, 1.375%, 3/17/17 (France)			490,000	490,049

BNP Paribas SA company guaranty sr. unsec. unsub. notes Ser. BKNT, 5.00%, 1/15/21 (France)			600,000	651,024

Commonwealth Bank of Australia 144A sr. unsec. notes 1.75%, 11/7/19 (Australia)			500,000	495,265

Commonwealth Bank of Australia/New York, NY sr. unsec. unsub. bonds 1.125%, 3/13/17			588,000	588,218

HBOS PLC unsec. sub. FRN Ser. EMTN, 1.646%, 9/6/17 (United Kingdom)			1,000,000	996,750

HSBC USA, Inc. sr. unsec. unsub. notes 2.00%, 8/7/18			1,000,000	1,001,010

JPMorgan Chase & Co. sr. unsec. unsub. notes 2.25%, 1/23/20			1,000,000	1,001,980

JPMorgan Chase & Co. sr. unsec. unsub. notes 2.00%, 8/15/17			428,000	429,515

JPMorgan Chase & Co. unsec. sub. notes 3.875%, 9/10/24			135,000	136,132

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.30%, 12/13/18			447,000	449,018

National Australia Bank, Ltd., NY sr. unsec. notes 2.80%, 1/10/22 (Australia)			1,500,000	1,502,330

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.20%, 7/27/18 (Canada)			435,000	438,789

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)			200,000	194,000

Royal Bank of Scotland Group PLC unsec. sub. notes 4.70%, 7/3/18 (United Kingdom)			1,535,000	1,567,990

Santander Issuances SAU company guaranty unsec. sub. notes 5.179%, 11/19/25 (Spain)			200,000	202,347

Santander UK PLC sr. unsec. unsub. bonds 1.375%, 3/13/17 (United Kingdom)			462,000	461,965

Svenska Handelsbanken AB company guaranty sr. unsec. notes 2.875%, 4/4/17 (Sweden)			250,000	250,820

Wells Fargo & Co. sr. unsec. notes 2.10%, 5/8/17			423,000	423,985

				16,456,360
Basic materials (0.9%)

Archer-Daniels-Midland Co. sr. unsec. notes 5.45%, 3/15/18			338,000	353,105

Georgia-Pacific, LLC 144A company guaranty sr. unsec. notes 5.40%, 11/1/20			1,000,000	1,101,395

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. unsub. notes 9.00%, 5/1/19 (Australia)			98,000	112,786

Southern Copper Corp. sr. unsec. unsub. notes 5.875%, 4/23/45 (Peru)			200,000	204,750

				1,772,036
Capital goods (0.7%)

Boeing Co. (The) sr. unsec. bonds 8.75%, 8/15/21			865,000	1,092,089

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6.00%, 10/15/17 (Luxembourg)			430,000	444,628

				1,536,717
Communication services (2.0%)

AT&T, Inc. sr. unsec. unsub. notes 3.00%, 6/30/22			1,000,000	985,788

AT&T, Inc. sr. unsec. unsub. notes 1.70%, 6/1/17			430,000	430,482

Verizon Communications, Inc. sr. unsec. notes 2.625%, 2/21/20			815,000	825,471

Verizon Communications, Inc. sr. unsec. unsub. FRN 1.276%, 8/15/19			1,000,000	997,907

Vodafone Group PLC sr. unsec. unsub. notes 1.25%, 9/26/17 (United Kingdom)			744,000	742,803

				3,982,451
Consumer cyclicals (3.9%)

Amazon.com, Inc. sr. unsec. notes 1.20%, 11/29/17			423,000	422,976

Autonation, Inc. company guaranty sr. unsec. unsub. notes 6.75%, 4/15/18			365,000	384,740

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20			100,000	107,804

Dollar General Corp. sr. unsec. sub. notes 1.875%, 4/15/18			300,000	300,458

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.875%, 8/2/21			594,000	660,749

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.134%, 8/4/25			881,000	879,947

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 3.157%, 8/4/20			2,000,000	2,013,926

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.10%, 1/15/19			2,000,000	2,028,040

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 3.30%, 8/14/20			1,010,000	1,034,203

				7,832,843
Consumer finance (1.1%)

Air Lease Corp. sr. unsec. notes 2.625%, 9/4/18			1,385,000	1,397,653

American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%, perpetual maturity			370,000	361,675

American Express Co. sr. unsec. notes 7.00%, 3/19/18			286,000	302,610

American Express Co. sr. unsec. notes 6.15%, 8/28/17			174,000	178,638

				2,240,576
Consumer staples (3.4%)

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.625%, 1/14/20			1,000,000	1,015,538

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46			577,000	617,451

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26			578,000	579,656

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 1.90%, 2/1/19			1,255,000	1,256,717

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 1.25%, 1/17/18			156,000	155,735

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22			1,030,000	1,119,265

CVS Health Corp. sr. unsec. unsub. notes 2.25%, 12/5/18			430,000	433,409

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 1.50%, 5/11/17 (United Kingdom)			202,000	202,240

Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. unsub. notes 1.625%, 10/28/19 (Netherlands)			1,000,000	982,284

PepsiCo, Inc. sr. unsec. unsub. notes 1.25%, 8/13/17			427,000	427,437

				6,789,732
Energy (3.7%)

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.846%, 5/5/17 (United Kingdom)			430,000	430,818

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.70%, 5/15/17 (Canada)			430,000	435,065

Chevron Corp. sr. unsec. unsub. notes 1.104%, 12/5/17			423,000	422,364

ConocoPhillips Co. company guaranty sr. unsec. unsub. notes 1.05%, 12/15/17			430,000	428,576

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31			25,000	29,813

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44 (Brazil)			136,000	127,568

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)			70,000	78,848

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.875%, 1/20/40 (Brazil)			61,000	55,281

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)			2,312,000	2,335,120

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)			53,000	54,458

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.50%, 1/21/21 (Mexico)			1,500,000	1,554,759

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			185,000	168,258

Phillips 66 company guaranty sr. unsec. unsub. notes 2.95%, 5/1/17			430,000	431,827

Shell International Finance BV company guaranty sr. unsec. unsub. notes 5.20%, 3/22/17 (Netherlands)			462,000	464,697

Total Capital International SA company guaranty sr. unsec. unsub. notes 1.55%, 6/28/17 (France)			423,000	423,586

				7,441,038
Financial (2.7%)

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20			1,977,000	2,232,966

Morgan Stanley sr. unsec. unsub. bonds 4.75%, 3/22/17			1,204,000	1,209,984

Morgan Stanley sr. unsec. unsub. FRN 2.21%, 1/20/22			1,500,000	1,506,900

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 3.00%, 4/15/21 (Jersey)			565,000	563,556

				5,513,406
Health care (2.3%)

Actavis Funding SCS company guaranty sr. unsec. notes 1.85%, 3/1/17 (Luxembourg)			2,000,000	2,001,464

Amgen, Inc. sr. unsec. unsub. notes 2.125%, 5/15/17			430,000	431,125

AstraZeneca PLC sr. unsec. unsub. notes 5.90%, 9/15/17 (United Kingdom)			430,000	442,167

Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22			730,000	752,206

Johnson & Johnson sr. unsec. notes 5.15%, 7/15/18			269,000	283,438

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 1.90%, 9/23/19 (Ireland)			500,000	494,317

UnitedHealth Group, Inc. sr. unsec. notes 6.00%, 2/15/18			192,000	200,701

				4,605,418
Insurance (2.2%)

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB 8.125%, 6/15/38			235,000	251,744

Hartford Financial Services Group, Inc. (The) sr. unsec. notes 5.375%, 3/15/17			1,000,000	1,004,951

Marsh & McLennan Companies, Inc. sr. unsec. unsub. notes 2.75%, 1/30/22			1,000,000	999,233

MetLife, Inc. sr. unsec. unsub. notes 4.75%, 2/8/21			1,180,000	1,279,284

Metropolitan Life Global Funding I 144A sr. notes 3.00%, 1/10/23			790,000	792,609

				4,327,821
Investment banking/Brokerage (1.0%)

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN 2.241%, 11/15/21			1,500,000	1,505,015

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2.375%, 1/22/18			229,000	230,605

Macquarie Bank, Ltd. 144A sr. unsec. notes 4.00%, 7/29/25 (Australia)			310,000	317,996

				2,053,616
Real estate (0.6%)

Liberty Property LP sr. unsec. unsub. notes 3.375%, 6/15/23(R)			550,000	549,122

Select Income REIT sr. unsec. unsub. notes 3.60%, 2/1/20(R)			130,000	130,859

Select Income REIT sr. unsec. unsub. notes 2.85%, 2/1/18(R)			130,000	130,458

Simon Property Group LP 144A sr. unsec. unsub. notes 1.50%, 2/1/18(R)			389,000	389,085

				1,199,524
Technology (0.9%)

Broadcom Corp./Broadcom Cayman Finance, Ltd. 144A company guaranty sr. unsec. unsub. notes 3.00%, 1/15/22			1,000,000	995,655

eBay, Inc. sr. unsec. unsub. notes 1.35%, 7/15/17			430,000	430,022

Intel Corp. sr. unsec. unsub. notes 1.35%, 12/15/17			430,000	430,561

				1,856,238
Transportation (0.4%)

Continental Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 97-4A, Class A, 6.90%, 7/2/19			67,194	67,866

Continental Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 98-1A, Class A, 6.648%, 3/15/19			23,241	23,531

Federal Express Corp. 2012 Pass Through Trust 144A notes 2.625%, 1/15/18			35,259	35,314

FedEx Corp. company guaranty sr. unsec. unsub. notes 3.20%, 2/1/25			625,000	623,316

				750,027
Utilities and power (1.4%)

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. notes 5.75%, 9/15/19			500,000	538,988

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7.125%, 12/1/18			289,000	316,807

IPALCO Enterprises, Inc. sr. notes 5.00%, 5/1/18			277,000	286,003

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9.50%, 4/1/19			654,000	746,493

TransCanada PipeLines, Ltd. sr. unsec. notes 1.625%, 11/9/17 (Canada)			1,000,000	999,862

				2,888,153

Total corporate bonds and notes (cost $70,766,478)				$71,245,956

MORTGAGE-BACKED SECURITIES (26.5%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (3.2%)

Federal Home Loan Mortgage Corporation
IFB Ser. 2976, Class LC, 21.607%, 5/15/35			$21,873	$32,253
Ser. 2430, Class UD, 6.00%, 3/15/17			336	337
Ser. 3724, Class CM, 5.50%, 6/15/37			49,109	54,680
Ser. 2533, Class HB, 5.50%, 12/15/17			8,871	8,987
Ser. 3331, Class NV, 5.00%, 6/15/29			13,995	14,040
Ser. 2513, Class DB, 5.00%, 10/15/17			5,134	5,168
Ser. 3539, Class PM, 4.50%, 5/15/37			28,569	29,717
Ser. 3805, Class AK, 3.50%, 4/15/24			21,077	21,239
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M2, IO, 3.421%, 10/25/24			109,845	110,771
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2, 3.371%, 12/25/27			244,837	249,575
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M2, 2.971%, 10/25/28			381,000	386,030
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M2, 2.971%, 3/25/25			200,789	202,775
Ser. 3876, Class CA, 2.75%, 6/15/26			30,439	30,702
Ser. 3609, Class LK, 2.00%, 12/15/24			190,851	191,714
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M1, 1.871%, 12/25/28			397,166	398,329
FRB Ser. 8, Class A9, IO, 0.453%, 11/15/28			106,614	1,466
FRB Ser. 59, Class 1AX, IO, 0.277%, 10/25/43			276,131	2,761
Ser. 48, Class A2, IO, 0.212%, 7/25/33			411,939	3,057
Ser. 3835, Class FO, PO, zero %, 4/15/41			1,443,723	1,228,682

Federal National Mortgage Association
IFB Ser. 04-10, Class QC, 25.516%, 6/25/31			13,059	13,280
IFB Ser. 05-75, Class GS, 17.937%, 8/25/35			147,617	194,271
IFB Ser. 11-4, Class CS, 11.358%, 5/25/40			200,774	232,202
Ser. 05-68, Class PC, 5.50%, 7/25/35			27,293	28,686
Ser. 02-65, Class HC, 5.00%, 10/25/17			46	46
Ser. 09-100, Class PA, 4.50%, 4/25/39			6,603	6,660
Ser. 11-60, Class PA, 4.00%, 10/25/39			29,120	30,024
Ser. 03-43, Class YA, 4.00%, 3/25/33			226,246	229,630
Ser. 04-2, Class QL, 4.00%, 2/25/19			58,714	59,781
Ser. 10-155, Class A, 3.50%, 9/25/25			25,362	25,907
Ser. 10-81, Class AP, 2.50%, 7/25/40			83,651	83,700
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, 2.121%, 1/25/29			226,120	227,342
Ser. 98-W5, Class X, IO, 0.647%, 7/25/28			209,151	10,196
Ser. 98-W2, Class X, IO, 0.324%, 6/25/28			681,186	33,208

Government National Mortgage Association
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44			829,341	160,226
Ser. 13-20, Class QI, IO, 4.50%, 12/16/42			4,854,371	832,660
Ser. 09-32, Class AB, 4.00%, 5/16/39			28,412	30,166
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37			10,891,885	1,125,154
Ser. 10-151, Class KO, PO, zero %, 6/16/37			160,735	133,561

GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-4, IO, 1.147%, 12/19/26			36,837	—
FRB Ser. 98-2, IO, 1.004%, 5/19/27			21,590	—
FRB Ser. 99-2, IO, 0.84%, 9/19/27			53,572	469
FRB Ser. 98-3, IO, zero %, 9/19/27			24,849	—

				6,429,452
Commercial mortgage-backed securities (18.2%)

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695%, 7/10/46			335,276	334,655
FRB Ser. 07-1, Class XW, IO, 0.338%, 1/15/49			334,756	1,341

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A FRB Ser. 04-4, Class XC, IO, 0.024%, 7/10/42			34,165	9

Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45			1,131,000	1,075,864

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class B, 5.436%, 3/11/39			719,608	683,973

Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class C, 5.104%, 11/10/46			345,000	365,886
Ser. 14-GC21, Class AS, 4.026%, 5/10/47			486,000	496,857

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 5.764%, 5/15/46			317,019	313,434

COMM Mortgage Pass-Through Certificates FRB Ser. 14-CR14, Class XA, IO, 0.836%, 2/10/47			11,019,751	361,778

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65%, 12/10/49			730,000	733,869
FRB Ser. 12-LC4, Class C, 5.622%, 12/10/44			522,000	568,197
Ser. 06-C8, Class AJ, 5.377%, 12/10/46			209,624	210,106
FRB Ser. 14-CR18, Class C, 4.737%, 7/15/47			1,407,000	1,462,858
FRB Ser. 14-LC15, Class XA, IO, 1.36%, 4/10/47			11,722,474	687,066
FRB Ser. 13-LC13, Class XA, IO, 1.353%, 8/10/46			6,152,570	296,369
FRB Ser. 14-CR17, Class XA, IO, 1.16%, 5/10/47			5,677,764	306,599

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 6.062%, 2/15/41			500,000	454,350

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6.00%, 5/17/40			81,677	83,428
FRB Ser. 03-C3, Class AX, IO, 1.997%, 5/15/38			390,567	2

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636%, 12/18/49			28,635	28,644

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.345%, 8/10/44			874,000	899,608

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class D, 4.412%, 6/10/48			861,861	868,428

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3, Class XC, IO, 0.073%, 7/10/45			803,551	8

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.484%, 3/10/44			702,459	692,976

GS Mortgage Securities Corp. II FRB Ser. 13-GC10, Class XA, IO, 1.593%, 2/10/46			2,593,052	184,444

GS Mortgage Securities Corp. II 144A FRB Ser. 13-GC10, Class D, 4.41%, 2/10/46			870,000	821,193

GS Mortgage Securities Trust
Ser. 06-GG8, Class AJ, 5.622%, 11/10/39			283,000	263,190
FRB Ser. 14-GC18, Class C, 4.945%, 1/10/47			686,000	702,699
FRB Ser. 13-GC12, Class C, 4.179%, 6/10/46			280,000	274,428
FRB Ser. 13-GC12, Class XA, IO, 1.679%, 6/10/46			4,919,238	314,831
FRB Ser. 14-GC24, Class XA, IO, 0.86%, 9/10/47			4,111,554	185,287

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.652%, 1/10/45			389,000	385,382
FRB Ser. 11-GC3, Class D, 5.633%, 3/10/44			139,000	142,229
FRB Ser. 14-GC18, Class D, 4.945%, 1/10/47			295,000	249,340
FRB Ser. 14-GC26, Class D, 4.511%, 11/10/47			389,000	324,737
FRB Ser. 13-GC12, Class D, 4.476%, 6/10/46			890,000	782,132

JP Morgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C8, Class C, 4.612%, 10/15/45			501,000	518,765

JPMBB Commercial Mortgage Securities Trust Ser. 13-C17, Class AS, 4.458%, 1/15/47			241,000	260,376

JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 12-LC9, Class D, 4.412%, 12/15/47			173,000	175,111

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.157%, 2/12/51			231,500	233,792
Ser. 08-C2, Class ASB, 6.125%, 2/12/51			35,485	35,656
FRB Ser. 06-LDP6, Class B, 5.653%, 4/15/43			34,173	34,173
FRB Ser. 05-LDP5, Class F, 5.542%, 12/15/44			620,000	617,486
FRB Ser. 05-CB11, Class C, 5.518%, 8/12/37			500,000	511,600
Ser. 04-LN2, Class A2, 5.115%, 7/15/41			14,984	15,005
FRB Ser. 13-C10, Class XA, IO, 1.223%, 12/15/47			9,210,419	456,478

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class E, 5.619%, 2/15/46			1,293,000	1,326,618
FRB Ser. 12-C6, Class E, 5.156%, 5/15/45			898,000	847,802
FRB Ser. 13-C13, Class D, 4.053%, 1/15/46			297,000	275,631

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C3, Class C, 5.546%, 3/15/39			392,297	386,903
FRB Ser. 06-C6, Class B, 5.472%, 9/15/39			527,000	466,395
FRB Ser. 06-C6, Class AJ, 5.452%, 9/15/39			296,092	257,599
FRB Ser. 07-C2, Class XW, IO, 0.489%, 2/15/40			447,719	277

LSTAR Commercial Mortgage Trust 144A
FRB Ser. 15-3, Class B, 3.242%, 4/20/48			1,713,000	1,485,976
FRB Ser. 15-3, Class C, 3.242%, 4/20/48			338,000	281,808

Merrill Lynch Mortgage Trust Ser. 04-KEY2, Class D, 5.046%, 8/12/39			289,640	287,063

Merrill Lynch Mortgage Trust 144A FRB Ser. 05-MCP1, Class XC, IO, 0.011%, 6/12/43			2,497,353	11

ML-CFC Commercial Mortgage Trust 144A FRB Ser. 06-4, Class XC, IO, 0.672%, 12/12/49			3,329,029	666

Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 12-C5, Class AS, 3.792%, 8/15/45			346,000	362,816
FRB Ser. 13-C7, Class XA, IO, 1.52%, 2/15/46			13,331,610	797,230
FRB Ser. 14-C17, Class XA, IO, 1.253%, 8/15/47			8,660,021	561,429

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 13-C7, Class XB, IO, 0.354%, 2/15/46			24,165,000	456,574

Morgan Stanley Capital I Trust
FRB Ser. 07-T27, Class AJ, 5.641%, 6/11/42			153,000	158,355
Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44			438,000	433,182

Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 5.155%, 7/15/49			301,000	306,036

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 4.958%, 8/10/49			300,000	315,630
FRB Ser. 12-C2, Class D, 4.885%, 5/10/63			279,000	278,414
FRB Ser. 13-C6, Class D, 4.345%, 4/10/46			138,000	126,215
FRB Ser. 12-C4, Class XA, IO, 1.755%, 12/10/45			6,451,711	457,065
FRB Ser. 12-C2, Class XA, IO, 1.626%, 5/10/63			15,873,074	767,804

Wachovia Bank Commercial Mortgage Trust
Ser. 07-C30, Class AJ, 5.413%, 12/15/43			314,000	315,963
FRB Ser. 05-C21, Class D, 5.291%, 10/15/44			240,000	238,391
FRB Ser. 06-C29, IO, 0.316%, 11/15/48			4,218,213	169

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 07-C31, IO, 0.207%, 4/15/47			54,843,408	8,569

Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.296%, 7/15/46			898,000	912,997
Ser. 12-LC5, Class AS, 3.539%, 10/15/45			424,000	438,204

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.296%, 7/15/46			964,000	874,738

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646%, 3/15/47			212,000	216,367
Ser. 13-C18, Class AS, 4.387%, 12/15/46			491,000	526,509
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46			305,000	325,414
Ser. 13-C12, Class AS, 3.56%, 3/15/48			395,000	406,230
Ser. 13-C11, Class AS, 3.311%, 3/15/45			224,000	225,120
FRB Ser. 13-C17, Class XA, IO, 1.516%, 12/15/46			6,072,431	339,449

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.672%, 11/15/44			517,000	528,426
FRB Ser. 11-C2, Class D, 5.602%, 2/15/44			239,000	247,843
Ser. 11-C4, Class D, 5.265s, 6/15/44			1,045,000	1,061,072
Ser. 11-C4, Class E, 5.265%, 6/15/44			285,000	287,822
FRB Ser. 13-C15, Class D, 4.48%, 8/15/46			662,000	592,353
FRB Ser. 13-C12, Class XA, IO, 1.379%, 3/15/48			1,299,127	70,231

				36,668,005
Residential mortgage-backed securities (non-agency) (5.1%)

BCAP, LLC Trust 144A FRB Ser. 14-RR1, Class 2A2, 2.85%, 1/26/36			500,000	382,334

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, 1.536%, 6/25/46			2,302,563	2,016,470
FRB Ser. 05-59, Class 1A1, 1.107%, 11/20/35			656,280	578,263
FRB Ser. 06-OA10, Class 4A1, 0.961%, 8/25/46			2,474,023	2,014,349

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 6.671%, 10/25/28			958,470	1,080,562
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 6.471%, 4/25/28			980,000	1,093,986
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 6.321%, 4/25/28			60,000	66,100
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 5.771%, 7/25/25			140,000	153,758
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 5.771%, 7/25/25			10,000	10,918

GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, 0.951%, 5/25/36			708,326	352,279

Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 2.932%, 2/25/35			200,759	203,472

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598%, 8/26/47			1,265,000	967,725

Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 06-AM1, Class A4, 0.931%, 4/25/36			307,180	301,307

WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR17, Class A1B2, 1.181%, 12/25/45			1,133,010	945,327

				10,166,850

Total mortgage-backed securities (cost $54,283,010)				$53,264,307

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (4.5%)(a)
			Principal amount	Value

U.S. Government Agency Mortgage Obligations (4.5%)

Federal Home Loan Mortgage Corporation 4.50%, 10/1/18			$8,051	$8,180

Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.00%, 9/1/17			26,619	26,925
4.50%, 8/1/18			6,560	6,702

Federal National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 9/1/18 to 9/1/19			16,117	16,542
4.50%, 11/1/44			800,468	872,541
4.00%, TBA, 3/1/47			1,000,000	1,047,305
4.00%, TBA, 2/1/47			1,000,000	1,049,297
3.50%, TBA, 3/1/47			2,000,000	2,039,765
3.50%, TBA, 2/1/47			2,000,000	2,043,906
2.50%, TBA, 3/1/47			1,000,000	945,938
2.50%, TBA, 2/1/47			1,000,000	947,578

				9,004,679

Total U.S. government and agency mortgage obligations (cost $9,016,445)				$9,004,679

U.S. TREASURY OBLIGATIONS (0.0%)(a)
			Principal amount	Value

U.S. Treasury Notes 2.00%, 9/30/20(SEGSF)			$58,000	$58,711

Total U.S. treasury obligations (cost $57,980)				$58,711

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (3.2%)(a)
			Principal amount/units	Value

Argentina (Republic of) 144A sr. unsec. bonds 7.125%, 7/6/36 (Argentina)			$220,000	$206,680

Argentina (Republic of) 144A sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)			570,000	566,088

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)			600,000	684,000

Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)			380,000	389,500

Croatia (Republic of) 144A sr. unsec. unsub. notes 6.25%, 4/27/17 (Croatia)			200,000	201,987

Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)			600,000	627,750

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)			300,000	337,875

Russia (Federation of) 144A sr. unsec. unsub. bonds 12.75%, 6/24/28 (Russia)			750,000	1,286,250

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)			2,000,000	2,165,000

Total foreign government and agency bonds and notes (cost $6,223,757)				$6,465,130

ASSET-BACKED SECURITIES (3.1%)(a)
			Principal amount	Value

Mortgage Repurchase Agreement Financing Trust 144A FRB Ser. 16-5, Class A, 1.933%, 6/10/19			$1,598,000	$1,598,000

Station Place Securitization Trust FRB Ser. 16-1, Class A, 1.771%, 2/25/17			1,852,000	1,852,000

Station Place Securitization Trust 144A FRB Ser. 17-1, Class A, 1.673%, 2/25/49			2,770,000	2,770,000

Total asset-backed securities (cost $6,220,000)				$6,220,000

PURCHASED SWAP OPTIONS OUTSTANDING (0.1%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

2.3125/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.3125		$2,892,000	$28,746

1.495/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.495		4,338,000	5,639

(1.495)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.495		4,338,000	4,598

Barclays Bank PLC

1.345/3 month USD-LIBOR-BBA/Feb-18	Feb-17/1.345		4,338,000	3,340

Citibank, N.A.

2.274/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.274		2,169,000	8,958

2.275/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.275		2,169,000	6,399

1.34/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.34		4,338,000	2,820

(1.34)/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.34		4,338,000	2,559

Credit Suisse International

2.31/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.31		2,169,000	11,561

2.4625/3 month USD-LIBOR-BBA/Feb-37	Feb-17/2.4625		1,446,000	5,292

Goldman Sachs International

1.86375/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.86375		4,338,000	6,464

2.248/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.248		2,169,000	4,446

JPMorgan Chase Bank N.A.

2.3525/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.3525		1,446,000	16,730

2.267/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.267		1,446,000	4,974

2.736/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.736		1,446,000	2,010

Total purchased swap options outstanding (cost $199,197)				$114,536

PURCHASED OPTIONS OUTSTANDING (—%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-17/$98.34		$4,000,000	$44,520

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-17/98.53		4,000,000	40,320

Total purchased options outstanding (cost $85,000)				$84,840

SHORT-TERM INVESTMENTS (33.4%)(a)
			Principal amount/shares	Value

ABN AMRO Funding USA, LLC commercial paper 1.113%, 3/16/17			$1,000,000	$998,884

Aegon N.V. 144A commercial paper 1.153%, 4/18/17			1,000,000	997,500

Amcor, Ltd./Austrailia commercial paper 1.092%, 3/27/17			1,000,000	998,347

Amphenol Corp. commercial paper 1.031%, 3/9/17			1,000,000	998,919

Barton Capital, LLC commercial paper 1.083%, 3/6/17			1,000,000	999,214

Bell Canada, Inc. commercial paper 1.143%, 2/28/17			1,000,000	999,270

Berkshire Hathaway energy Co. commercial paper 0.920%, 2/8/17			1,500,000	1,499,683

BPCE SA commercial paper 1.032%, 3/1/17			1,500,000	1,499,165

CenterPoint Energy Resources Corp. commercial paper 1.051%, 3/14/17			1,000,000	998,763

Commonwealth Bank of Australia commercial paper 1.053%, 4/3/17			800,000	799,004

CRC Funding, LLC asset backed commercial paper 1.002%, 3/8/17			465,000	464,619

Danske Corp. commercial paper 1.023%, 4/12/17			1,000,000	997,896

Dollar General Corp. commercial paper 1.001%, 2/9/17			700,000	699,814

Dominion Resources, Inc./VA 144A commercial paper 1.021%, 3/22/17			1,000,000	998,510

E. I. du Pont de Nemours & Co. commercial paper 1.031%, 3/7/17			1,000,000	999,015

Enterprise Products Operating, LLC commercial paper 1.051%, 2/14/17			1,000,000	999,628

Equifax, Inc. 144A commercial paper 1.042%, 3/17/17			1,000,000	998,669

ERP Operating LP commercial paper 1.051%, 2/14/17			1,000,000	999,628

Exelon Generation Co., LLC commercial paper 0.950%, 2/8/17			1,000,000	999,789

Experian Finance PLC commercial paper 1.082%, 3/2/17			400,000	399,687

Experian Finance PLC commercial paper 1.102%, 2/27/17			1,000,000	999,297

FMC Technologies, Inc. commercial paper 1.051%, 2/23/17			1,000,000	999,359

Hyundai Capital America commercial paper 1.012%, 2/1/17			1,000,000	999,974

McKesson Co. commercial paper 1.021%, 2/13/17			1,000,000	999,655

NBCUniversal Enterprise, Inc. commercial paper 1.022%, 2/6/17			1,000,000	999,842

NiSource Finance Corp. commercial paper 1.252%, 3/9/17			1,000,000	998,919

Oneok Partners LP commercial paper 1.251%, 2/8/17			250,000	249,947

Putnam Short Term Investment Fund 0.74%(AFF)		Shares	27,742,158	27,742,158

SCANA Corp. commercial paper 1.181%, 2/2/17			$1,000,000	999,938

Sempra Global commercial paper 1.101%, 3/13/17			1,000,000	998,795

Skandinaviska Enskilda Banken AB/New York, NY FRN certificates of deposit 1.204%, 3/2/17			1,000,000	1,000,374

Southern Co. (The) commercial paper 1.031%, 3/3/17			1,000,000	999,103

State Street Bank & Trust Co. FRN certificates of deposit 1.422%, 4/13/17			1,500,000	1,501,544

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.47%(P)		Shares	110,000	110,000

Suncor Energy, Inc. commercial paper 1.102%, 2/13/17			$1,000,000	999,655

Suncorp Group Ltd. commercial paper 1.054%, 3/6/17			1,000,000	999,106

Tyco International Finance S.a.r.l commercial paper 0.900%, 2/1/17			1,000,000	999,974

U.S. Treasury Bills 0.446%, 2/16/17(SEGSF)(SEGCCS)			222,000	221,958

U.S. Treasury Bills 0.446%, 2/2/17(SEGSF)(SEGCCS)			211,000	210,997

U.S. Treasury Bills 0.448%, 2/9/17(SEGCCS)			188,000	187,980

U.S. Treasury Bills 0.474%, 2/23/17(SEGSF)(SEGCCS)			2,577,000	2,576,263

U.S. Treasury Bills 0.487%, 4/13/17(SEGCCS)			28,000	27,973

Victory Receivables Corp. asset backed commercial paper 1.083%, 3/13/17			1,000,000	998,819

Whirlpool Corp. commercial paper 1.203%, 3/27/17			1,000,000	998,347

Total short-term investments (cost $67,162,796)				$67,165,981

TOTAL INVESTMENTS

Total investments (cost $214,014,663)(b)				$213,624,140

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/17 (premiums $3,096,958) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

2.082/3 month USD-LIBOR-BBA/Jul-20	Jul-17/2.082	$1,446,000	$4,554
(1.728)/3 month USD-LIBOR-BBA/Jul-20	Jul-17/1.728	1,446,000	5,148
(2.6475)/3 month USD-LIBOR-BBA/Apr-22	Apr-17/2.6475	2,892,000	13,332
(2.01)/3 month USD-LIBOR-BBA/Apr-22	Apr-17/2.01	2,892,000	17,728
Barclays Bank PLC

(2.111)/3 month USD-LIBOR-BBA/Feb-18	Feb-17/2.111	4,338,000	3,514
Citibank, N.A.

2.7415/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.7415	2,169,000	911
2.575/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.575	2,169,000	1,800
1.942/3 month USD-LIBOR-BBA/Apr-20	Apr-17/1.942	1,446,000	2,140
(1.652)/3 month USD-LIBOR-BBA/Apr-20	Apr-17/1.652	1,446,000	2,487
Credit Suisse International

2.80/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.80	2,169,000	521
(2.7275)/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.7275	1,446,000	1,692
(2.25)/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.25	1,446,000	4,092
(2.215)/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.215	2,169,000	5,683
Goldman Sachs International

2.548/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.548	2,169,000	2,061
(1.63875)/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.63875	4,338,000	2,256
(1.75125)/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.75125	4,338,000	4,034
JPMorgan Chase Bank N.A.

(2.476)/3 month USD-LIBOR-BBA/Feb-37	Feb-17/2.476	1,446,000	6,420
(2.69)/3 month USD-LIBOR-BBA/Apr-22	Apr-17/2.69	1,446,000	7,722
(2.05)/3 month USD-LIBOR-BBA/Apr-22	Apr-17/2.05	1,446,000	10,281
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	16,499,000	994,560

Total			$1,090,936

WRITTEN OPTIONS OUTSTANDING at 1/31/17 (premiums $85,000) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-17/$99.08	$4,000,000	$29,440
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-17/99.27	4,000,000	26,160
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-17/99.81	4,000,000	18,000
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-17/100.00	4,000,000	15,680

Total			$89,280

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/17 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Bank of America N.A.

2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	$433,800	$(15,291)	$(273)
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	433,800	(15,291)	(395)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	433,800	(46,547)	(503)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	433,800	(46,547)	(2,985)
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	433,800	39,194	2,139
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	433,800	39,194	(104)
Citibank, N.A.

2.605/3 month USD-LIBOR-BBA/Feb-27 (Written)	Feb-17/2.605	2,169,000	2,169	890
2.55125/3 month USD-LIBOR-BBA/Feb-27 (Written)	Feb-17/2.55125	2,169,000	5,423	737
Credit Suisse International

2.6075/3 month USD-LIBOR-BBA/Feb-27 (Written)	Feb-17/2.6075	2,169,000	2,711	(262)
Goldman Sachs International

2.61/3 month USD-LIBOR-BBA/Feb-27 (Written)	Feb-17/2.61	2,169,000	1,591	607
Wells Fargo Bank, N.A.

2.82/3 month USD-LIBOR-BBA/Jan-30 (Written)	Jan-20/2.82	72,300	3,746	368
(2.82)/3 month USD-LIBOR-BBA/Jan-30 (Written)	Jan-20/2.82	72,300	3,746	(140)

Total			$(25,902)	$79

TBA SALE COMMITMENTS OUTSTANDING at 1/31/17 (proceeds receivable $10,976,875) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4.00%, 2/1/47	$1,000,000	2/13/17	$1,049,297
Federal National Mortgage Association, 3.50%, 2/1/47	2,000,000	2/13/17	2,043,906
Federal National Mortgage Association, 3.00%, 2/1/47	7,000,000	2/13/17	6,927,813
Federal National Mortgage Association, 2.50%, 2/1/47	1,000,000	2/13/17	947,578

Total			$10,968,594

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/17 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$44,143	(E)	$(2)	4/24/47	3 month USD-LIBOR-BBA	1.92%	$(7,074)
	1,823,200	(E)	(8,233)	3/15/47	2.704%	3 month USD-LIBOR-BBA	(33,043)
	14,026,700	(E)	(23,461)	3/15/27	2.4885%	3 month USD-LIBOR-BBA	(163,097)
	38,625,100	(E)	(42,909)	3/15/22	2.132%	3 month USD-LIBOR-BBA	(259,403)
	7,316,600	(E)	(2,158)	3/15/19	1.6065%	3 month USD-LIBOR-BBA	(9,965)
	1,446,000		(12,166)	1/31/27	3 month USD-LIBOR-BBA	2.4775%	3,955
	19,000		—	1/5/27	3 month USD-LIBOR-BBA	2.38%	66
	17,000		—	1/5/27	3 month USD-LIBOR-BBA	2.3795%	58
	1,236,000		(16)	1/6/27	3 month USD-LIBOR-BBA	2.31%	(3,702)
	961,000		(13)	1/6/27	3 month USD-LIBOR-BBA	2.28%	(5,518)
	538,000		(7)	1/9/27	3 month USD-LIBOR-BBA	2.221%	(6,091)
	1,909,000		(25)	1/10/27	2.29333%	3 month USD-LIBOR-BBA	8,984
	495,000		(7)	1/10/27	2.294%	3 month USD-LIBOR-BBA	2,299
	691,000		(9)	1/11/27	3 month USD-LIBOR-BBA	2.246%	(6,295)
	535,000		(7)	1/12/27	3 month USD-LIBOR-BBA	2.2515%	(4,636)
	536,000		(7)	1/13/27	3 month USD-LIBOR-BBA	2.246%	(4,946)
	322,300		(4)	1/17/27	3 month USD-LIBOR-BBA	2.19%	(4,695)
	322,300		(4)	1/17/27	3 month USD-LIBOR-BBA	2.197%	(4,488)
	837,000		(11)	1/17/27	2.30308%	3 month USD-LIBOR-BBA	3,509
	816,000		(11)	1/23/27	2.35299%	3 month USD-LIBOR-BBA	(33)
	1,280,000		(17)	1/23/27	2.37712%	3 month USD-LIBOR-BBA	(2,879)
	343,500		(5)	1/23/27	2.3785%	3 month USD-LIBOR-BBA	(816)
	1,041,100		(14)	1/25/27	3 month USD-LIBOR-BBA	2.37%	1,571
	343,500		(5)	1/23/27	2.37025%	3 month USD-LIBOR-BBA	(557)
	449,000		(6)	1/25/27	3 month USD-LIBOR-BBA	2.335%	(760)
	412,000		(5)	1/25/27	3 month USD-LIBOR-BBA	2.3025%	(1,922)
	372,000		(5)	1/27/27	2.3956%	3 month USD-LIBOR-BBA	(1,405)
	686,000		(9)	1/27/27	2.4322%	3 month USD-LIBOR-BBA	(4,887)
	127,000		(2)	1/30/27	2.4455%	3 month USD-LIBOR-BBA	(1,043)
	714,000		(9)	1/31/27	2.416%	3 month USD-LIBOR-BBA	(3,955)
	462,600		(6)	1/31/27	2.4055%	3 month USD-LIBOR-BBA	(2,119)
	84,000		(1)	2/1/27	3 month USD-LIBOR-BBA	2.394%	285

	Total		$(89,134)	$(512,602)
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$2,939	$43,000	5/11/63	300 bp	$294
	CMBX NA BBB- Index	BBB-/P	5,604	93,000	5/11/63	300 bp	(117)
	CMBX NA BBB- Index	BBB-/P	11,483	186,000	5/11/63	300 bp	41
	CMBX NA BBB- Index	BBB-/P	10,944	192,000	5/11/63	300 bp	(867)
	Credit Suisse International
	CMBX NA A Index	A/P	11,481	276,000	1/17/47	200 bp	6,841
	CMBX NA A Index	A/P	21,528	548,000	1/17/47	200 bp	12,316
	CMBX NA BB Index	—	(26,087)	1,478,000	5/11/63	(500 bp)	171,562
	CMBX NA BBB- Index	BBB-/P	9,986	204,000	5/11/63	300 bp	(2,564)
	CMBX NA BBB- Index	BBB-/P	36,401	742,000	5/11/63	300 bp	(9,245)
	CMBX NA BBB- Index	BBB-/P	44,275	599,000	1/17/47	300 bp	13,117
	Goldman Sachs International
	CMBX NA BB Index	—	(56,060)	548,000	5/11/63	(500 bp)	17,223
	CMBX NA BB Index	—	(4,086)	27,000	1/17/47	(500 bp)	(699)
	CMBX NA A Index	A/P	50,871	1,009,000	1/17/47	200 bp	33,909
	CMBX NA BBB- Index	BBB-/P	1,773	34,000	5/11/63	300 bp	(318)
	CMBX NA BBB- Index	BBB-/P	2,133	43,000	5/11/63	300 bp	(512)
	CMBX NA BBB- Index	BBB-/P	2,096	43,000	5/11/63	300 bp	(549)
	CMBX NA BBB- Index	BBB-/P	17,320	358,000	5/11/63	300 bp	(4,703)
	CMBX NA BBB- Index	—	(8,458)	104,000	1/17/47	(300 bp)	(3,048)
	JPMorgan Securities LLC
	CMBX NA A Index	A/P	14,164	323,000	1/17/47	200 bp	8,734
	CMBX NA BB Index	—	(8,014)	57,000	5/11/63	(500 bp)	(392)
	CMBX NA BB Index	—	(3,596)	25,000	5/11/63	(500 bp)	(252)
	CMBX NA BB Index	—	(2,792)	21,000	5/11/63	(500 bp)	16
	CMBX NA BBB- Index	BBB-/P	44	1,000	5/11/63	300 bp	(17)
	CMBX NA BBB- Index	BBB-/P	41,013	523,000	5/11/63	300 bp	8,840
	CMBX NA BBB- Index	BBB-/P	51,054	605,000	5/11/63	300 bp	13,837
	CMBX NA BBB- Index	—	(25,881)	281,000	1/17/47	(300 bp)	(11,264)
	CMBX NA BBB- Index	—	(9,318)	112,000	1/17/47	(300 bp)	(3,492)
	CMBX NA BBB- Index	—	(6,801)	86,000	1/17/47	(300 bp)	(2,330)

	Total		$184,016	$246,361

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2017. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2016 through January 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $201,005,391.
(b)	The aggregate identified cost on a tax basis is $214,376,734, resulting in gross unrealized appreciation and depreciation of $1,785,296 and $2,537,890, respectively, or net unrealized depreciation of $752,594.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund**	$16,690,663	$85,752,555	$74,701,060	$48,020	$27,742,158
	Totals	$16,690,663	$85,752,555	$74,701,060	$48,020	$27,742,158
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $22,430,282 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	79.6%
	United Kingdom	3.7
	Australia	2.4
	Canada	2.0
	Netherlands	1.7
	Russia	1.6
	Luxembourg	1.6
	France	1.4
	Brazil	1.2
	Argentina	0.9
	Mexico	0.8
	Japan	0.7
	South Korea	0.5
	Denmark	0.5
	Indonesia	0.5
	Other	0.9

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning, and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk, and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,071,595 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,113,462 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$1,852,000	$4,368,000
Corporate bonds and notes	—	71,245,956	—
Foreign government and agency bonds and notes	—	6,465,130	—
Mortgage-backed securities	—	53,264,307	—
Purchased options outstanding	—	84,840	—
Purchased swap options outstanding	—	114,536	—
U.S. government and agency mortgage obligations	—	9,004,679	—
U.S. treasury obligations	—	58,711	—
Short-term investments	27,852,158	39,313,823	—

Totals by level	$27,852,158	$181,403,982	$4,368,000

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options outstanding	$—	$(89,280)	$—
Written swap options outstanding	—	(1,090,936)	—
Forward premium swap option contracts	—	79	—
TBA sale commitments	—	(10,968,594)	—
Interest rate swap contracts	—	(423,468)	—
Total return swap contracts	—	62,345	—

Totals by level	$—	$(12,509,854)	$—

During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
The following is a reconciliation of Level 3 assets as of the close of the reporting period:

Investments in securities:	Balance as of October 31, 2016	Accrued discounts/ premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation)#	Cost of purchases	Proceeds from sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of January 31, 2017
Asset-backed securities	$—	$—	$—	$—	$4,368,000	$—	$—	$—	$4,368,000
Totals	$—	$—	$—	$—	$4,368,000	$—	$—	$—	$4,368,000

† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes $— related to Level 3 securities still held at period end.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$318,417	$256,072
Interest rate contracts	237,068	1,641,297

Total	$555,485	$1,897,369

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$8,000,000
Purchased swap option contracts (contract amount)		$35,500,0002
Written TBA commitment option contracts (contract amount)		$16,000,000
Written swap option contracts (contract amount)		$64,300,000
Centrally cleared interest rate swap contracts (notional)		$77,300,000
OTC credit default contracts (notional)		$9,100,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Wells Fargo Bank, N.A.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$49,050	$—	$—	$—	$—	$—	$—	$49,050
	OTC Credit default contracts*#	—	—	—	—	197,649	82,080	—	38,688	—	318,417
	Futures contracts§	—	—	—	—	—	—	—	—	—	—
	Forward premium swap option contracts#	2,139	—	—	1,627	—	607	—	—	368	4,741
	Purchased swap options#	38,983	3,340	—	20,736	16,853	10,910	23,714	—	—	114,536
	Purchased options#	—	—	—	—	—	—	84,840	—	—	84,840

	Total Assets	$41,122	$3,340	$49,050	$22,363	$214,502	$93,597	$108,554	$38,688	$368	$571,584

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	160,970	—	—		—	—	—	160,970
	OTC Credit default contracts*#	31,619	—	—	—	103,206	46,366	—	74,881	—	256,072
	Futures contracts§	—	—	—	—	—	—	—	—	—	—
	Forward premium swap option contracts#	4,260	—	—	—	262	—	—	—	140	4,662
	Written swap options#	40,762	3,514	—	7,338	11,988	8,351	1,018,983	—	—	1,090,936
	Written options#	—	—	—	—	—	—	89,280	—	—	89,280

	Total Liabilities	$76,641	$3,514	$160,970	$7,338	$115,456	$54,717	$1,108,263	$74,881	$140	$1,601,920

	Total Financial and Derivative Net Assets	$(35,519)	$(174)	$(111,920)	$15,025	$99,046	$38,880	$(999,709)	$(36,193)	$228	$(1,030,336)
	Total collateral received (pledged)##†	$—	$—	$—	$—	$99,046	$—	$(999,709)	$(36,193)	$—
	Net amount	$(35,519)	$(174)	$(111,920)	$15,025	$—	$38,880	$—	$—	$228

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 31, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: March 31, 2017